Risk management - Operational Risk Control and Monitoring (Details)	12 Months Ended
Dec. 31, 2017 item
Risk management
Number of previous years	2
Number of regulatory compliance committee	4
Number of Meetings of Corporate Commercialization Committee	12
Number of proposals of new products or services	148
Number of meetings of Monitoring and Consumer Protection Committee	23
Number of meetings of Anti-money Laundering or Anti-terrorism Financing Committee	4
Number of meetings of Reputational Risk Steering Committee	4
Number of meetings of Corporate Compliance and Conduct Committee	9